Stock Options and Warrants - Summary of Outstanding Warrants Related to Warrant Transactions (Detail) - $ / shares			3 Months Ended	12 Months Ended
	Jun. 11, 2014	Jul. 24, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			127,508,118	44,983,988	3,500,000
Warrants, Issued		20,000,000		125,639,832	64,983,988
Warrants, Exchanged	(36,554,822)			(37,221,488)
Warrants, Exercised			(9,616,876)	(5,894,214)	(16,954,822)
Warrants, Forfeited/Cancelled					(6,545,178)
Number of Shares, Outstanding, Ending balance			117,891,242	127,508,118	44,983,988
Weighted Average Exercise Price, Outstanding, Beginning balance					$ 0.80
Weighted Average Exercise Price, Issued				$ 0.06
Weighted Average Exercise Price, Exchanged				0.15
Weighted Average Exercise Price, Exercised				$ 0.06
Weighted Average Exercise Price, Outstanding, Ending balance
Skin Care [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			200,000	200,000	200,000
Number of Shares, Outstanding, Ending balance			200,000	200,000	200,000
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance					1,600,000
Warrants, Forfeited/Cancelled					(1,600,000)
Number of Shares, Outstanding, Ending balance
Weighted Average Exercise Price, Outstanding, Ending balance		$ 0.15
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance					300,000
Warrants, Forfeited/Cancelled					(300,000)
Number of Shares, Outstanding, Ending balance
YKA Loan [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance					1,400,000
Warrants, Forfeited/Cancelled					(1,400,000)
Number of Shares, Outstanding, Ending balance
January Two Thousand Thirteen Financing
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			5,062,500	5,062,500
Warrants, Issued					5,062,500
Number of Shares, Outstanding, Ending balance			5,062,500	5,062,500	5,062,500
March Two Thousand Thirteen Financing
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			2,500,000	2,500,000
Warrants, Issued					2,500,000
Number of Shares, Outstanding, Ending balance			2,500,000	2,500,000	2,500,000
July 2013 Financing [Member] | Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance				36,554,822
Warrants, Issued					36,754,822
Warrants, Exchanged				(36,554,822)
Warrants, Exercised					(200,000)
Number of Shares, Outstanding, Ending balance					36,554,822
July 2013 Financing [Member] | Series B Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants, Issued					20,000,000
Warrants, Exercised					(16,754,822)
Warrants, Forfeited/Cancelled					(3,245,178)
July 2013 Financing [Member] | Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance				666,666
Warrants, Issued					666,666
Warrants, Exchanged				(666,666)
Number of Shares, Outstanding, Ending balance					666,666
October 2014 Financing [Member] | Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			38,777,726
Warrants, Issued				38,777,726
Number of Shares, Outstanding, Ending balance			38,777,726	38,777,726
October 2014 Financing [Member] | Series B Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			32,883,512
Warrants, Issued				38,777,726
Warrants, Exercised			(1,861,331)	(5,894,214)
Number of Shares, Outstanding, Ending balance			31,022,181	32,883,512
October 2014 Financing [Member] | Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			9,306,654
Warrants, Issued				9,306,654
Number of Shares, Outstanding, Ending balance			9,306,654	9,306,654
October 2014 Financing [Member] | Series C warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			38,777,726
Warrants, Issued				38,777,726
Number of Shares, Outstanding, Ending balance				38,777,726
October 2014 Financing [Member] | Series C Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			38,777,726
Warrants, Issued				38,777,726
Warrants, Exercised			(7,755,545)
Number of Shares, Outstanding, Ending balance			31,022,181	38,777,726
Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance			$ 0.06	$ 0.15	$ 0.25
Weighted Average Exercise Price, Issued					0.15
Weighted Average Exercise Price, Exercised			0.04		0.15
Weighted Average Exercise Price, Forfeited/Cancelled					0.15
Weighted Average Exercise Price, Outstanding, Ending balance			0.04	0.06	0.15
Maximum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance			2.00	2.00	2.00
Weighted Average Exercise Price, Issued					0.20
Weighted Average Exercise Price, Exercised			0.06		0.15
Weighted Average Exercise Price, Forfeited/Cancelled					0.25
Weighted Average Exercise Price, Outstanding, Ending balance			2.00	2.00	2.00
Weighted Average
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance			0.07	0.17	0.34
Weighted Average Exercise Price, Issued				0.06	0.16
Weighted Average Exercise Price, Exchanged				0.15
Weighted Average Exercise Price, Exercised			0.04	0.06	0.15
Weighted Average Exercise Price, Forfeited/Cancelled					0.20
Weighted Average Exercise Price, Outstanding, Ending balance			$ 0.06	$ 0.07	$ 0.17